Income taxes - Schedule of movements in net deferred tax balance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Net deferred tax balance, as of January 1	€ 3,037	€ 3,148	€ 3,502
Recognized in income statement	201	59	(391)
Recognized in other comprehensive income	(21)	(77)	51
Acquisitions through business combinations	45	2	0
Disposals	0	(75)	0
Other	0	0	(3)
Translation differences	(11)	(20)	(8)
Net deferred tax balance, as of December 31	3,251	3,037	3,148
Discontinued Operations
Deferred tax assets and liabilities
Recognized in income statement	€ 0	€ 0	€ (3)